Corporate and Group Information - Schedule of Direct and Indirect Interests in its Subsidiaries, all of Which are Private Limited Liability Companies (Details)	12 Months Ended
Dec. 31, 2024
Alpine Bioscience Ltd. (“Alpine BVI”) [Member]
Schedule of Direct and Indirect Interests in its Subsidiaries, all of Which are Private Limited Liability Companies [Line Items]
Date and place of incorporation / registration and place of operations	British Virgin Islands 8 January 2018
Issued ordinary share/ registered capital	One share of par value $1
Percentage of equity attributable to the Company Direct and Indirect	100.00%
Principal activities	Investment holding
Adlai Nortye USA Inc (“Adlai US”) [Member]
Schedule of Direct and Indirect Interests in its Subsidiaries, all of Which are Private Limited Liability Companies [Line Items]
Date and place of incorporation / registration and place of operations	The United States 30 January 2018
Issued ordinary share/ registered capital	10,000 shares of par value $0.0001 each
Percentage of equity attributable to the Company Direct and Indirect	100.00%
Principal activities	Clinical studies and testing, and technology development and transfer
Adlai Nortye (Switzerland) AG (“Adlai Swiss”) [Member]
Schedule of Direct and Indirect Interests in its Subsidiaries, all of Which are Private Limited Liability Companies [Line Items]
Date and place of incorporation / registration and place of operations	Switzerland 21 June 2022
Issued ordinary share/ registered capital	100 shares of par value CHF1’000 each
Percentage of equity attributable to the Company Direct and Indirect	100.00%
Principal activities	Investment holding
Adlai Nortye PTE.LTD (“Adlai SGP”) [Member]
Schedule of Direct and Indirect Interests in its Subsidiaries, all of Which are Private Limited Liability Companies [Line Items]
Date and place of incorporation / registration and place of operations	Singapore 22 April 2022
Issued ordinary share/ registered capital	Two shares of par value $1
Percentage of equity attributable to the Company Direct and Indirect	100.00%
Principal activities	Investment holding
Adlai Nortye (HK) Limited (“Adlai HK”) [Member]
Schedule of Direct and Indirect Interests in its Subsidiaries, all of Which are Private Limited Liability Companies [Line Items]
Date and place of incorporation / registration and place of operations	Hong Kong 24 April 2018
Issued ordinary share/ registered capital	HKD 0.001
Percentage of equity attributable to the Company Direct and Indirect	100.00%
Principal activities	Investment holding
Adlai Nortye Biopharma Co., Ltd* (“Adlai Hangzhou”) [Member]
Schedule of Direct and Indirect Interests in its Subsidiaries, all of Which are Private Limited Liability Companies [Line Items]
Date and place of incorporation / registration and place of operations	the People’s Republic of China (“PRC”)/Mainland China 14 September 2004
Issued ordinary share/ registered capital	RMB 200,000
Percentage of equity attributable to the Company Direct and Indirect	100.00%
Principal activities	Product research and development, technology transfer and consulting services business
Shanghai Adlai Nortye Biopharma Co., Ltd* (“Adlai Shanghai”) [Member]
Schedule of Direct and Indirect Interests in its Subsidiaries, all of Which are Private Limited Liability Companies [Line Items]
Date and place of incorporation / registration and place of operations	the People’s Republic of China (“PRC”)/Mainland China 22 December 2021	[1]
Issued ordinary share/ registered capital	RMB 10,000	[1]
Percentage of equity attributable to the Company Direct and Indirect	100.00%	[1]
Principal activities	Product research and development, technology transfer and consulting services business	[1]

[1]	The English name of the subsidiary registered in the PRC represents the best efforts made by management of the Company to translate its Chinese name as the subsidiary does not have an official English name.